Note payable	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Note payable

Note 12

Note payable:

Following the Initial Closing of the Interest Contribution Agreement (see also Note 5), the Company assumed an installment note dated April 7, 2015 made by the Contributor in favor of George Zambelli (“Zambelli”) in the original principal amount of $470 (the “Note”) and a Long Form Deed of Trust and Assignment of Rents dated April 7, 2015 between FCREI, as Trustor, Fidelity National Title Company, as Trustee (“Trustee”), and Zambelli, as Beneficiary (the “Deed of Trust”), which secures the Note. The Note carries a per annum interest rate of 8% which is payable on a monthly basis from the Initial Closing. As of December 31, 2017, the Note amounted to $459 ($454 out of which is classified as non-current note payable) and has a maturity date of April 10, 2020.